INVESTMENTS IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	[1]
Disclosure of associates [line items]
Paid-in capital	¥ 7,083,537,000	¥ 7,083,537,000	¥ 7,083,537,000	$ 1,030,258
Significant contingent liabilities relating to the Group's interest in the associates	¥ 0
Significant restrictions on the transfer of assets or earnings from the associates to the Group	0
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	49.00%	49.00%	49.00%
Paid-in capital	¥ 343,050,000
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	49.00%	49.00%	49.00%
Paid-in capital	¥ 64,000,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .